Investments carried under the equity method	9 Months Ended
Sep. 30, 2020
Investments carried under the equity method [Abstract]
Investments carried under the equity method
Note 7. - Investments carried under the equity method

The table below shows the breakdown of the investments held in associates as of September 30, 2020 and December 31, 2019:

	Balance as of September 30, 2020	Balance as of December 31, 2019
	($ in thousands)
Evacuación Valdecaballeros, S.L.	947	2,348
Myah Bahr Honaine, S.P.A.(*)	37,064	45,222
Pectonex, R.F. Proprietary Limited	1,547	1,391
ABY Infraestructuras, S.L.	21	11
Ca Ku A1, S.A.P.I. de CV (PTS)	-	-
Evacuación Villanueva del Rey, S.L	-	-
Windlectric Inc (**)	60,614	73,693
Pemcorp SAPI de CV (***)	16,379	17,179
Other renewable energy joint ventures (****)	174	81
Total	116,746	139,925

(*) Myah Bahr Honaine, S.P.A., the project entity, is 51% owned by Geida Tlemcen, S.L. which is accounted for using the equity method in these consolidated condensed interim financial statements. Geida Tlemcen, S.L. is 50% owned by Atlantica.

(**) Windlectric Inc., the project entity, is owned 100% by Amherst Island Partnership which is accounted for under the equity method.

(***) Pemcorp SAPI de CV, Monterrey´s project entity, is 100% owned by Arroyo Netherlands II B.V. - which is accounted for under the equity method in these consolidated condensed interim financial statements. Arroyo Netherlands II B.V. is 30% owned by Atlantica.

(****) Other renewable energy joint ventures correspond to investments made in the following entities located in Colombia: AC Renovables Sol 1 SAS Esp, PA Renovables Sol 1 SAS Esp, SJ Renovables Sun 1 SAS Esp and SJ Renovables Wind 1 SAS Esp.

Decrease in investments carried under the equity method as of September 30, 2020, is primarily due to distributions received from Honaine and Windlectric and to a decrease in the exchange rate of the Algerian dinar and Canadian dollar against the U.S. dollar since December 31, 2019.

On May 24, 2019, Atlantica and Algonquin formed AYES Canada, a vehicle to channel co-investment opportunities in which Atlantica holds the majority of voting rights. The first investment was in Amherst Island, a 75 MW wind plant in Canada owned by the project company Windlectric. Atlantica invested $4.9 million and Algonquin invested $92.3 million, both through AYES Canada, which in turn invested those funds in AIP, the holding company of Windlectric. Atlantica accounts for the investment in AIP and ultimately Windlectric under the equity method as per IAS 28, Investments in Associates and Joint Ventures. Since Atlantica has control over AYES Canada under IFRS 10 Consolidated Financial Statements, its consolidated financial statements initially showed a total investment in the Amherst Island project of $97.2 million, accounted for as “Investments carried under the equity method” and Algonquin’s portion of that investment of $92.3 million as “Non-controlling interest”.

On August 2, 2019, the Company closed the acquisition of a 30% stake in Monterrey, a 142 MW gas-fired engine facility with batteries. The total investment amounted to $42 million, out of which $17 million is an equity investment, and the rest is a shareholder loan classified as financial investments in these consolidated condensed interim financial statements. The acquisition has been accounted for in the consolidated accounts of Atlantica, in accordance with IAS 28, Investments in Associates.